Federated Hermes Adjustable Rate Fund
Portfolio of Investments
May 31, 2025 (unaudited)
Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—75.9%
		Federal Home Loan Mortgage Corporation—27.5%
$ 39,931		REMIC, Series 2380, Class FL, 5.046% (30-DAY AVERAGE SOFR +0.714%), 11/15/2031	$ 39,935
58,013		REMIC, Series 2434, Class FA, 5.446% (30-DAY AVERAGE SOFR +1.114%), 3/15/2032	58,381
23,055		REMIC, Series 2448, Class FA, 5.446% (30-DAY AVERAGE SOFR +1.114%), 1/15/2032	23,205
24,393		REMIC, Series 2452, Class FC, 5.446% (30-DAY AVERAGE SOFR +1.114%), 1/15/2032	24,552
70,296		REMIC, Series 2459, Class FP, 5.446% (30-DAY AVERAGE SOFR +1.114%), 6/15/2032	70,744
18,232		REMIC, Series 2470, Class EF, 5.446% (30-DAY AVERAGE SOFR +1.114%), 3/15/2032	18,348
87,328		REMIC, Series 2475, Class F, 5.446% (30-DAY AVERAGE SOFR +1.114%), 2/15/2032	87,876
56,396		REMIC, Series 2475, Class FD, 4.996% (30-DAY AVERAGE SOFR +0.664%), 6/15/2031	56,348
52,618		REMIC, Series 2480, Class NF, 5.446% (30-DAY AVERAGE SOFR +1.114%), 1/15/2032	52,944
17,953		REMIC, Series 2498, Class AF, 5.446% (30-DAY AVERAGE SOFR +1.114%), 3/15/2032	18,067
77,447		REMIC, Series 3085, Class UF, 4.896% (30-DAY AVERAGE SOFR +0.564%), 12/15/2035	76,790
170,336		REMIC, Series 3156, Class HF, 4.931% (30-DAY AVERAGE SOFR +0.599%), 8/15/2035	168,942
283,103		REMIC, Series 3208, Class FD, 4.846% (30-DAY AVERAGE SOFR +0.514%), 8/15/2036	280,139
275,452		REMIC, Series 3208, Class FG, 4.846% (30-DAY AVERAGE SOFR +0.514%), 8/15/2036	272,567
69,367		REMIC, Series 3213, Class GF, 4.876% (30-DAY AVERAGE SOFR +0.544%), 9/15/2036	68,627
386,995		REMIC, Series 3284, Class AF, 4.756% (30-DAY AVERAGE SOFR +0.424%), 3/15/2037	381,159
610,880		REMIC, Series 3314, Class FE, 4.716% (30-DAY AVERAGE SOFR +0.384%), 5/15/2037	600,255
475,559		REMIC, Series 3346, Class FT, 4.796% (30-DAY AVERAGE SOFR +0.464%), 10/15/2033	471,274
188,499		REMIC, Series 3380, Class FP, 4.796% (30-DAY AVERAGE SOFR +0.464%), 11/15/2036	186,077
219,558		REMIC, Series 3550, Class GF, 5.196% (30-DAY AVERAGE SOFR +0.864%), 7/15/2039	219,567
268,042		REMIC, Series 3556, Class FA, 5.356% (30-DAY AVERAGE SOFR +1.024%), 7/15/2037	269,633
119,028		REMIC, Series 3593, Class CF, 5.046% (30-DAY AVERAGE SOFR +0.714%), 2/15/2036	118,614
2,312,075		REMIC, Series 4077, Class HF, 4.846% (30-DAY AVERAGE SOFR +0.514%), 7/15/2042	2,260,904
880,462		REMIC, Series 4242, Class F, 4.846% (30-DAY AVERAGE SOFR +0.514%), 8/15/2043	867,587
2,850,337		REMIC, Series 4255, Class KF, 4.896% (30-DAY AVERAGE SOFR +0.564%), 10/15/2043	2,796,851
2,942,661		REMIC, Series 4315, Class KF, 4.896% (30-DAY AVERAGE SOFR +0.564%), 8/15/2041	2,883,524
1,374,085		REMIC, Series 4407, Class CF, 4.746% (30-DAY AVERAGE SOFR +0.414%), 6/15/2044	1,349,017
1,348,972		REMIC, Series 4508, Class CF, 4.846% (30-DAY AVERAGE SOFR +0.514%), 9/15/2045	1,332,091
2,962,152		REMIC, Series 4614, Class FG, 4.946% (30-DAY AVERAGE SOFR +0.614%), 9/15/2046	2,924,883
2,460,372		REMIC, Series 4619, Class NF, 4.846% (30-DAY AVERAGE SOFR +0.514%), 3/15/2044	2,424,874
2,347,384		REMIC, Series 4661, Class GF, 4.896% (30-DAY AVERAGE SOFR +0.564%), 2/15/2047	2,313,245
1,368,413		REMIC, Series 4752, Class PF, 4.746% (30-DAY AVERAGE SOFR +0.414%), 11/15/2047	1,331,418
3,429,623		REMIC, Series 4803, Class FA, 4.746% (30-DAY AVERAGE SOFR +0.414%), 6/15/2048	3,307,089
498,223		REMIC, Series 4829, Class FA, 4.696% (30-DAY AVERAGE SOFR +0.364%), 7/15/2037	488,408
1,037,635		REMIC, Series 4845, Class WF, 4.746% (30-DAY AVERAGE SOFR +0.414%), 12/15/2048	1,019,626
1,647,580		REMIC, Series 4846, Class PF, 4.796% (30-DAY AVERAGE SOFR +0.464%), 12/15/2048	1,607,298
3,259,946		REMIC, Series 4911, Class FB, 4.886% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	3,186,004
901,377		REMIC, Series 4915, Class FG, 4.886% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	880,124
766,483		REMIC, Series 4921, Class FN, 4.886% (30-DAY AVERAGE SOFR +0.564%), 10/25/2049	740,041
4,860,198		REMIC, Series 4944, Class F, 4.886% (30-DAY AVERAGE SOFR +0.564%), 1/25/2050	4,784,806
471,287		REMIC, Series 4959, Class JF, 4.886% (30-DAY AVERAGE SOFR +0.564%), 3/25/2050	459,879
6,205,067		REMIC, Series 4983, Class FJ, 4.886% (30-DAY AVERAGE SOFR +0.564%), 6/25/2050	5,971,822
3,666,108		REMIC, Series 4988, Class KF, 4.786% (30-DAY AVERAGE SOFR +0.464%), 7/25/2050	3,611,642
2,078,073		REMIC, Series 4998, Class KF, 4.671% (30-DAY AVERAGE SOFR +0.350%), 8/25/2050	1,995,595
4,825,900		REMIC, Series 5269, Class FL, 5.141% (30-DAY AVERAGE SOFR +0.820%), 10/25/2052	4,703,580

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$ 2,135,495		REMIC, Series 5342, Class FB, 4.886% (30-DAY AVERAGE SOFR +0.564%), 11/25/2049	$ 2,065,191
4,604,605		REMIC, Series 5393, Class HF, 5.271% (30-DAY AVERAGE SOFR +0.950%), 3/25/2054	4,577,510
1,157,964		REMIC, Series 5400, Class FA, 5.071% (30-DAY AVERAGE SOFR +0.750%), 4/25/2054	1,142,679
5,521,879		REMIC, Series 5457, Class GF, 5.421% (30-DAY AVERAGE SOFR +1.100%), 10/25/2054	5,471,829
7,104,494		REMIC, Series 5476, Class FA, 5.421% (30-DAY AVERAGE SOFR +1.100%), 11/25/2054	7,061,823
4,739,700		REMIC, Series 5499, Class BF, 5.221% (30-DAY AVERAGE SOFR +0.900%), 2/25/2055	4,674,300
		TOTAL	81,797,684
		Federal National Mortgage Association—35.0%
41,442		REMIC, Series 2001-32, Class FA, 4.986% (30-DAY AVERAGE SOFR +0.664%), 7/25/2031	41,426
26,572		REMIC, Series 2001-57, Class FA, 4.886% (30-DAY AVERAGE SOFR +0.564%), 6/25/2031	26,420
21,331		REMIC, Series 2001-62, Class FC, 5.086% (30-DAY AVERAGE SOFR +0.764%), 11/25/2031	21,363
27,162		REMIC, Series 2001-71, Class FS, 5.036% (30-DAY AVERAGE SOFR +0.714%), 11/25/2031	27,174
94,118		REMIC, Series 2002-7, Class FG, 5.336% (30-DAY AVERAGE SOFR +1.014%), 1/25/2032	94,502
45,867		REMIC, Series 2002-8, Class FA, 5.194% (30-DAY AVERAGE SOFR +0.864%), 3/18/2032	46,030
52,897		REMIC, Series 2002-52, Class FG, 4.936% (30-DAY AVERAGE SOFR +0.614%), 9/25/2032	52,796
151,599		REMIC, Series 2002-58, Class FG, 5.436% (30-DAY AVERAGE SOFR +1.114%), 8/25/2032	152,629
24,635		REMIC, Series 2002-60, Class FH, 5.436% (30-DAY AVERAGE SOFR +1.114%), 8/25/2032	24,802
49,031		REMIC, Series 2002-77, Class FA, 5.444% (30-DAY AVERAGE SOFR +1.114%), 12/18/2032	49,354
18,763		REMIC, Series 2002-77, Class FG, 4.994% (30-DAY AVERAGE SOFR +0.664%), 12/18/2032	18,741
44,126		REMIC, Series 2005-67, Class FM, 4.786% (30-DAY AVERAGE SOFR +0.464%), 8/25/2035	43,978
1,148,448		REMIC, Series 2005-95, Class FH, 4.736% (30-DAY AVERAGE SOFR +0.414%), 11/25/2035	1,133,038
62,457		REMIC, Series 2006-11, Class FB, 4.736% (30-DAY AVERAGE SOFR +0.414%), 3/25/2036	62,171
1,665,446		REMIC, Series 2006-42, Class CF, 4.886% (30-DAY AVERAGE SOFR +0.564%), 6/25/2036	1,652,484
879,378		REMIC, Series 2006-50, Class FE, 4.836% (30-DAY AVERAGE SOFR +0.514%), 6/25/2036	872,522
305,279		REMIC, Series 2006-65, Class DF, 4.786% (30-DAY AVERAGE SOFR +0.464%), 7/25/2036	302,167
121,190		REMIC, Series 2006-76, Class QF, 4.836% (30-DAY AVERAGE SOFR +0.514%), 8/25/2036	120,075
801,742		REMIC, Series 2006-81, Class FA, 4.786% (30-DAY AVERAGE SOFR +0.464%), 9/25/2036	791,944
404,893		REMIC, Series 2006-85, Class PF, 4.816% (30-DAY AVERAGE SOFR +0.494%), 9/25/2036	401,624
346,778		REMIC, Series 2006-103, Class FB, 4.836% (30-DAY AVERAGE SOFR +0.514%), 10/25/2036	342,858
693,468		REMIC, Series 2006-123, Class CF, 4.696% (30-DAY AVERAGE SOFR +0.374%), 1/25/2037	682,397
978,253		REMIC, Series 2006-W1, Class 2AF1, 4.656% (30-DAY AVERAGE SOFR +0.334%), 2/25/2046	969,192
1,389,559		REMIC, Series 2007-15, Class CF, 4.806% (30-DAY AVERAGE SOFR +0.484%), 3/25/2037	1,371,395
56,894		REMIC, Series 2007-20, Class F, 4.696% (30-DAY AVERAGE SOFR +0.374%), 3/25/2037	56,222
664,054		REMIC, Series 2007-71, Class WF, 4.886% (30-DAY AVERAGE SOFR +0.564%), 7/25/2037	658,393
150,661		REMIC, Series 2007-88, Class FW, 4.986% (30-DAY AVERAGE SOFR +0.664%), 9/25/2037	149,812
39,209		REMIC, Series 2007-102, Class FA, 5.006% (30-DAY AVERAGE SOFR +0.684%), 11/25/2037	39,042
176,574		REMIC, Series 2008-69, Class FB, 5.436% (30-DAY AVERAGE SOFR +1.114%), 6/25/2037	177,963
21,715		REMIC, Series 2008-75, Class DF, 5.686% (30-DAY AVERAGE SOFR +1.364%), 9/25/2038	22,052
295,476		REMIC, Series 2009-78, Class UF, 5.206% (30-DAY AVERAGE SOFR +0.884%), 10/25/2039	295,689
426,941		REMIC, Series 2009-87, Class FX, 5.186% (30-DAY AVERAGE SOFR +0.864%), 11/25/2039	428,100
539,933		REMIC, Series 2009-87, Class HF, 5.286% (30-DAY AVERAGE SOFR +0.964%), 11/25/2039	541,141
721,151		REMIC, Series 2009-106, Class FN, 5.186% (30-DAY AVERAGE SOFR +0.864%), 1/25/2040	721,669
244,678		REMIC, Series 2010-39, Class EF, 4.956% (30-DAY AVERAGE SOFR +0.634%), 6/25/2037	243,215
1,557,593		REMIC, Series 2010-68, Class BF, 4.936% (30-DAY AVERAGE SOFR +0.614%), 7/25/2040	1,540,308
748,393		REMIC, Series 2011-4, Class PF, 4.986% (30-DAY AVERAGE SOFR +0.664%), 2/25/2041	743,838
1,504,224		REMIC, Series 2011-101, Class FH, 4.936% (30-DAY AVERAGE SOFR +0.614%), 10/25/2041	1,485,423
284,806		REMIC, Series 2012-65, Class FB, 4.956% (30-DAY AVERAGE SOFR +0.634%), 6/25/2042	282,269
776,095		REMIC, Series 2012-122, Class LF, 4.836% (30-DAY AVERAGE SOFR +0.514%), 11/25/2042	762,108
1,133,611		REMIC, Series 2012-130, Class DF, 4.836% (30-DAY AVERAGE SOFR +0.514%), 12/25/2042	1,105,641
3,774,206		REMIC, Series 2013-28, Class YF, 4.786% (30-DAY AVERAGE SOFR +0.464%), 7/25/2042	3,711,426

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$ 1,157,647		REMIC, Series 2014-20, Class FB, 4.836% (30-DAY AVERAGE SOFR +0.514%), 4/25/2044	$ 1,139,602
3,726,315		REMIC, Series 2016-25, Class FL, 4.936% (30-DAY AVERAGE SOFR +0.614%), 5/25/2046	3,656,318
698,300		REMIC, Series 2016-32, Class FA, 4.836% (30-DAY AVERAGE SOFR +0.514%), 10/25/2034	692,739
672,946		REMIC, Series 2016-83, Class FA, 4.936% (30-DAY AVERAGE SOFR +0.614%), 11/25/2046	659,688
935,628		REMIC, Series 2017-30, Class FA, 4.786% (30-DAY AVERAGE SOFR +0.464%), 5/25/2047	914,327
533,178		REMIC, Series 2017-96, Class FA, 4.836% (30-DAY AVERAGE SOFR +0.514%), 12/25/2057	510,954
1,410,817		REMIC, Series 2018-15, Class JF, 4.736% (30-DAY AVERAGE SOFR +0.414%), 3/25/2048	1,359,725
3,566,888		REMIC, Series 2018-57, Class FL, 4.736% (30-DAY AVERAGE SOFR +0.414%), 8/25/2048	3,448,500
2,081,202		REMIC, Series 2018-70, Class HF, 4.786% (30-DAY AVERAGE SOFR +0.464%), 10/25/2058	2,009,760
2,041,718		REMIC, Series 2019-5, Class FA, 4.836% (30-DAY AVERAGE SOFR +0.514%), 3/25/2049	2,002,639
2,160,221		REMIC, Series 2019-21, Class FB, 4.886% (30-DAY AVERAGE SOFR +0.564%), 5/25/2049	2,109,790
4,089,418		REMIC, Series 2019-25, Class PF, 4.886% (30-DAY AVERAGE SOFR +0.564%), 6/25/2049	3,995,662
1,456,552		REMIC, Series 2019-33, Class FB, 4.886% (30-DAY AVERAGE SOFR +0.564%), 7/25/2049	1,425,691
3,278,899		REMIC, Series 2019-34, Class FC, 4.836% (30-DAY AVERAGE SOFR +0.514%), 7/25/2049	3,227,205
820,845		REMIC, Series 2019-35, Class EF, 4.886% (30-DAY AVERAGE SOFR +0.564%), 7/25/2049	803,629
3,329,227		REMIC, Series 2019-35, Class FA, 4.836% (30-DAY AVERAGE SOFR +0.514%), 7/25/2049	3,263,001
355,187		REMIC, Series 2019-41, Class FC, 4.886% (30-DAY AVERAGE SOFR +0.564%), 8/25/2049	344,681
916,298		REMIC, Series 2019-42, Class LF, 4.786% (30-DAY AVERAGE SOFR +0.464%), 8/25/2049	913,070
9,948,892		REMIC, Series 2019-43, Class FD, 4.868% (30-DAY AVERAGE SOFR +0.514%), 8/25/2049	9,755,536
1,401,206		REMIC, Series 2019-59, Class F, 4.898% (30-DAY AVERAGE SOFR +0.544%), 10/25/2049	1,366,127
4,172,272		REMIC, Series 2020-27, Class FD, 4.886% (30-DAY AVERAGE SOFR +0.564%), 5/25/2050	4,061,280
1,275,138		REMIC, Series 2020-29, Class FC, 5.250% (30-DAY AVERAGE SOFR +0.914%), 5/25/2050	1,281,310
1,556,970		REMIC, Series 2020-34, Class FA, 4.886% (30-DAY AVERAGE SOFR +0.564%), 6/25/2050	1,515,778
4,626,661		REMIC, Series 2020-37, Class FD, 4.836% (30-DAY AVERAGE SOFR +0.514%), 6/25/2050	4,567,525
2,078,323		REMIC, Series 2023-42, Class FA, 4.736% (30-DAY AVERAGE SOFR +0.414%), 10/25/2048	2,033,593
1,236,732		REMIC, Series 2024-13, Class FA, 5.321% (30-DAY AVERAGE SOFR +1.000%), 10/25/2053	1,226,011
837,990		REMIC, Series 2024-25, Class FA, 5.421% (30-DAY AVERAGE SOFR +1.100%), 5/25/2054	829,599
7,841,348		REMIC, Series 2024-40, Class FA, 5.471% (30-DAY AVERAGE SOFR +1.150%), 3/25/2054	7,782,570
4,012,261		REMIC, Series 2024-40, Class FC, 5.221% (30-DAY AVERAGE SOFR +0.900%), 5/25/2054	3,963,998
7,413,012		REMIC, Series 2024-82, Class CF, 5.671% (30-DAY AVERAGE SOFR +1.350%), 11/25/2054	7,386,226
3,791,646		REMIC, Series 2024-103, Class FC, 5.471% (30-DAY AVERAGE SOFR +1.150%), 1/25/2055	3,775,134
		TOTAL	104,287,061
		Government National Mortgage Association—12.9%
2,053,392		REMIC,Series 2010-115, Class FP, 5.038% (CME Term SOFR 1 Month +0.714%), 9/20/2040	2,033,877
248,187		REMIC,Series 2012-42, Class HF, 4.808% (CME Term SOFR 1 Month +0.484%), 3/20/2042	244,265
1,111,337		REMIC,Series 2014-2, Class BF, 4.788% (CME Term SOFR 1 Month +0.464%), 1/20/2044	1,098,253
1,699,433		REMIC,Series 2015-119, Class FN, 4.688% (CME Term SOFR 1 Month +0.364%), 8/20/2045	1,650,922
2,148,413		REMIC,Series 2022-175, Class FA, 5.228% (30-DAY AVERAGE SOFR +0.900%), 10/20/2052	2,125,361
367,262		REMIC,Series 2022-213, Class FB, 4.878% (30-DAY AVERAGE SOFR +0.550%), 12/20/2052	364,754
3,890,692		REMIC,Series 2023-35, Class FH, 4.878% (30-DAY AVERAGE SOFR +0.550%), 2/20/2053	3,819,793
1,106,911		REMIC,Series 2023-117, Class F, 5.278% (30-DAY AVERAGE SOFR +0.950%), 5/20/2053	1,099,479
4,608,767		REMIC,Series 2024-51, Class FT, 5.428% (30-DAY AVERAGE SOFR +1.100%), 3/20/2054	4,582,563
18,394,235		REMIC,Series 2024-64, Class FM, 5.394% (30-DAY AVERAGE SOFR +1.050%), 4/20/2054	18,267,410
3,185,247		REMIC,Series 2024-113, Class FJ, 4.878% (30-DAY AVERAGE SOFR +0.550%), 9/20/2053	3,153,166
		TOTAL	38,439,843
		Non-Agency Mortgage—0.5%
1,532,501		JP Morgan Mortgage Trust 2021-1, Class A11, 5.003% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	1,437,901
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $227,837,515)	225,962,489

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—7.8%
		Federal Home Loan Mortgage Corporation—4.7%
$ 1,363,055		5.000%, 4/1/2053	$ 1,322,003
3,551,045		5.500%, 8/1/2053	3,524,340
1,885,759		5.500%, 6/1/2054	1,869,221
7,217,929		5.500%, 12/1/2054	7,159,702
		TOTAL	13,875,266
		Federal National Mortgage Association—2.3%
926,810		4.000%, 11/1/2052	850,839
432,428		4.000%, 4/1/2053	397,489
1,967,161		5.500%, 5/1/2053	1,955,134
1,358,753		5.500%, 1/1/2054	1,348,111
1,445,049		5.500%, 4/1/2054	1,432,692
962,363		6.000%, 10/1/2053	972,820
		TOTAL	6,957,085
		Government National Mortgage Association—0.1%
412,223		5.500%, 8/20/2053	411,459
	[2]	Uniform Mortgage-Backed Securities, TBA—0.7%
2,000,000		5.000%, 6/1/2055	1,936,484
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $23,312,013)	23,180,294
		U.S. TREASURIES—7.3%
		U.S. Treasury Notes—7.3%
1,500,000		0.750%, 3/31/2026	1,458,153
750,000		1.125%, 10/31/2026	720,257
2,000,000		4.125%, 10/31/2026	2,002,510
2,500,000		4.125%, 9/30/2027	2,513,821
2,500,000		4.375%, 7/31/2026	2,507,546
10,000,000	[1]	4.506% (91-day T-Bill +0.205%), 6/3/2025	10,006,930
2,500,000		4.625%, 6/30/2026	2,512,656
		TOTAL U.S. TREASURIES (IDENTIFIED COST $21,670,458)	21,721,873
	[1]	COMMERCIAL MORTGAGE-BACKED SECURITIES—4.2%
		Agency Commercial Mortgage-Backed Securities—4.2%
511,239		FHLMC REMIC, Series KF90, Class AS, 4.730% (30-DAY AVERAGE SOFR +0.380%), 9/25/2030	509,050
1,501,166		FHLMC REMIC, Series KF94, Class AL, 4.765% (30-DAY AVERAGE SOFR +0.414%), 11/25/2030	1,496,619
1,525,182		FHLMC REMIC, Series KF148, Class AS, 5.190% (30-DAY AVERAGE SOFR +0.840%), 11/25/2032	1,537,328
1,715,238		FHLMC REMIC, Series KF149, Class AS, 4.990% (30-DAY AVERAGE SOFR +0.640%), 12/25/2032	1,713,773
1,705,222		FHLMC REMIC, Series KF154, Class AS, 5.030% (30-DAY AVERAGE SOFR +0.680%), 3/25/2033	1,699,738
1,900,674		FHLMC REMIC, Series KF155, Class AS, 5.020% (30-DAY AVERAGE SOFR +0.670%), 2/25/2030	1,898,684
2,131,841		FHLMC REMIC, Series KF157, Class AS, 5.010% (30-DAY AVERAGE SOFR +0.660%), 4/25/2033	2,146,623
1,500,000		FHLMC REMIC, Series KF165, Class AS, 4.910% (30-DAY AVERAGE SOFR +0.560%), 1/25/2035	1,499,996
148,299		FNMA REMIC, Series 2020-M5, Class FA, 4.924% (30-DAY AVERAGE SOFR +0.574%), 1/25/2027	147,985
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $12,638,652)	12,649,796
	[1]	ADJUSTABLE RATE MORTGAGES—1.4%
		Federal Home Loan Mortgage Corporation ARM—0.2%
227,573		6.706%, 7/1/2038	232,533
442,387		7.254%, 5/1/2035	453,881
		TOTAL	686,414
		Federal National Mortgage Association ARM—1.2%
175,160		6.025%, 9/1/2033	177,626
52,051		6.150%, 5/1/2035	52,866

Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—continued
		Federal National Mortgage Association ARM—continued
$ 79,813		6.190%, 8/1/2034	$ 81,035
181,776		6.210%, 12/1/2034	185,302
100,598		6.239%, 12/1/2034	103,312
169,103		6.300%, 6/1/2034	172,066
203,232		6.460%, 11/1/2039	210,856
51,975		6.465%, 12/1/2033	53,103
37,208		6.478%, 11/1/2035	37,706
18,351		6.506%, 4/1/2034	18,866
15,382		6.557%, 2/1/2036	15,718
159,330		6.597%, 1/1/2040	165,432
88,245		6.631%, 7/1/2035	90,136
78,018		6.634%, 10/1/2035	79,673
224,568		6.682%, 1/1/2035	229,345
314,996		6.715%, 10/1/2034	319,864
24,825		6.737%, 5/1/2035	25,588
141,393		6.807%, 1/1/2035	144,531
137,436		6.820%, 2/1/2042	142,878
213,099		6.865%, 7/1/2035	217,141
326,840		6.906%, 5/1/2039	331,090
100,248		7.065%, 10/1/2037	102,318
23,235		7.105%, 5/1/2038	23,732
58,650		7.215%, 6/1/2033	59,808
89,916		7.273%, 10/1/2035	92,039
50,101		7.315%, 5/1/2035	51,327
130,782		7.431%, 7/1/2035	134,196
162,468		7.528%, 7/1/2035	166,926
		TOTAL	3,484,480
		Government National Mortgage Association ARM—0.0%
7,896		4.750%, 10/20/2029	7,910
2,779		4.875%, 5/20/2029	2,793
5,808		5.625%, 1/20/2030	5,843
		TOTAL	16,546
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $4,207,609)	4,187,440
		ASSET-BACKED SECURITIES—1.0%
		Auto Receivables—0.1%
405,854	[1]	Chesapeake Funding II LLC 2023-1A, Class A2, 5.582% (30-DAY AVERAGE SOFR +1.250%), 5/15/2035	406,360
		Credit Card—0.4%
1,000,000		Citibank Credit Card Issuance Trust 2023-A1, Class A1, 5.230%, 12/8/2027	1,004,100
		Student Loans—0.5%
160,433		Navient Student Loan Trust 2020-HA, Class A, 144A, 1.310%, 1/15/2069	149,919
584,777		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	514,882
615,026		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	551,386
314,993	[1]	SMB Private Education Loan Trust 2020-BA, Class A1B, 5.543% (CME Term SOFR 1 Month +1.214%), 7/15/2053	315,989
		TOTAL	1,532,176
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,076,939)	2,942,636

Principal Amount or Shares		Value
	INVESTMENT COMPANY—4.1%
12,299,671	Federated Hermes Government Obligations Fund, Premier Shares, 4.23%[3] (IDENTIFIED COST $12,299,671)	$ 12,299,671
	TOTAL INVESTMENT IN SECURITIES—101.7% (IDENTIFIED COST $305,042,857)	302,944,199
	OTHER ASSETS AND LIABILITIES - NET—(1.7)%[4]	(5,210,319)
	NET ASSETS—100%	$297,733,880
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 8/31/2024	$5,119,262
Purchases at Cost	$154,983,433
Proceeds from Sales	$(147,803,024)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 5/31/2025	$12,299,671
Shares Held as of 5/31/2025	12,299,671
Dividend Income	$321,464

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at May 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2025, in valuing the Fund’s assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	$—	$225,962,489	$—	$225,962,489
Mortgage-Backed Securities	—	23,180,294	—	23,180,294
U.S. Treasuries	—	21,721,873	—	21,721,873
Commercial Mortgage-Backed Securities	—	12,649,796	—	12,649,796
Adjustable Rate Mortgages	—	4,187,440	—	4,187,440
Asset-Backed Securities	—	2,942,636	—	2,942,636
Investment Company	12,299,671	—	—	12,299,671
TOTAL SECURITIES	$12,299,671	$290,644,528	$—	$302,944,199

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate